Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	2020	2019
	USD	USD
Cash	820,597	61,075
Accounts receivable	715,358	613,127
Accounts payable	15,468	61,885